Net Income (Loss) per Limited Partner Unit	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Net Income (Loss) per Limited Partner Unit
Net Income (Loss) per Limited Partner Unit

Net income (loss) is allocated to the General Partner and the limited partners in accordance with their respective ownership percentages, after giving effect to distributions on our convertible preferred units and General Partner units, including incentive distribution rights. Unvested unit-based compensation awards that contain non-forfeitable rights to distributions (whether paid or unpaid) are classified as participating securities and are included in our computation of basic and diluted net limited partners' net income (loss) per common unit. Basic and diluted limited partners' net income (loss) per common unit is calculated by dividing limited partners' interest in net income (loss) by the weighted average number of outstanding limited partner units during the period.

As of December 31, 2016, JPE had approximately 36.7 million common and subordinated units outstanding. Additionally, as of that date, ArcLight owned approximately 18.7 million, or 50.9%, of those units while other unitholders owned approximately 18.0 million or 49.1% of those units. In order to affect the JPE Merger, the Partnership issued .5225 of a Partnership common unit for each JPE unit held by ArcLight Capital or approximately 9.8 million units and .5775 of a Partnership common unit for each JPE unit held by other unitholders or approximately 10.4 million units. The Partnership issued a total of 20.2 million units to affect the JPE Merger.

In order to determine the weighted average number of units outstanding for purposes of calculating limited partner earnings per unit in the consolidated statements of operations, the Partnership’s historical weighted average number of units outstanding for each year was added to an assumed weighted average number of JPE units outstanding after applying the applicable exchange ratios mentioned previously. JPE’s common units were not publicly traded until October 7, 2014, when it completed its IPO. Concurrent with its IPO, JPE completed an equity restructuring whereby it converted its previously outstanding equity interests into approximately 22.7 million common and subordinated units.

For the year ended December 31, 2014, the applicable exchange ratios were applied to the 22.7 million of JPE common and subordinated units resulting from the previously mentioned equity restructuring as if such units were outstanding for the entire year, plus the 13.8 million common units issued in connection with JPE’s IPO on October 7, 2014 as if such units were outstanding for approximately 25% of the year. The aggregate amount was then added to the Partnership’s actual weighted average number of units outstanding for the year to arrive at the weighted average number of units outstanding for the year.

For the years ended December 31, 2015 and 2016, the applicable exchange ratios were applied to JPE’s actual weighted average number of units outstanding for the respective periods and such amounts were added to the Partnership’s actual weighted average number of units outstanding for the respective periods to arrive at the weighted average number of units outstanding for the respective periods.

The calculation of basic and diluted limited partners' net loss per common unit is summarized below (in thousands, except per unit amounts):

	Years Ended December 31,
	2016	2015	2014
Net loss from continuing operations	$(48,005)	$(184,810)	$(69,681)
Less: Net income (loss) attributable to noncontrolling interests	2,766	(13)	3,993
Net loss from continuing operations attributable to the Partnership	(50,771)	(184,797)	(73,674)
Less:
Distributions on Series A Units	19,138	16,978	14,492
Distributions on Series C Units	9,487	—	—
Distributions on Series D Units	963	—	—
Distributions on Series B Units	—	1,373	2,220
Net income (loss) from continuing operations attributable to JPE preferred units	—	—	656
Net income (loss) from continuing operations attributable to predecessor capital	—	—	(2,014)
General partner's distributions	2,550	6,790	2,694
General partner's share in undistributed loss	(1,745)	(3,309)	(1,510)
Net loss from continuing operations attributable to Limited Partners	(81,164)	(206,629)	(90,212)
Net loss from discontinued operations attributable to Limited Partners	(532)	(15,031)	(269)
Net loss attributable to Limited Partners	$(81,696)	$(221,660)	$(90,481)

Weighted average number of common units used in computation of Limited Partners' net loss per common unit - basic and diluted	51,176	45,050	27,524

Limited Partners' net loss from continuing operations per unit (basic and diluted)	$(1.59)	$(4.59)	$(3.28)
Limited Partners' net loss from discontinued operations per unit (basic and diluted)	(0.01)	(0.33)	(0.01)
Limited Partners' net loss per common unit - basic and diluted (1)	$(1.60)	$(4.92)	$(3.29)

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(1) Potential common unit equivalents are antidilutive for all periods and, as a result, have been excluded from the determination of diluted limited partners' net income (loss) per common unit.